[GRAPHIC: U.S. GLOBAL INVESTORS, INC. LOGO]

Dear Investor,

In the November 15 issue of Bottom Line/Personal, Doug Fabian, editor of The Fabian Premium Investment Resource, named 3 industries which he believes are poised for growth.

* NATURAL RESOURCES.--"This is one sector that has already begun its upward movement."
*  PRECIOUS  METALS.--"This sector has only recently  started to emerge."
*  ASIAN MARKETS.--"The full emergence of Asian stocks is yet to come."

U.S. Global Investors offers unique growth opportunities in all of Fabian's favorite sectors.

Natural resources--U.S. GLOBAL RESOURCES FUND
Precious metals--U.S. WORLD GOLD FUND
Asian markets--CHINA REGION OPPORTUNITY FUND

Fabian specifically recommended the U.S. Global Resources Fund as one of his "no-load favorites." Here's why:

[LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                                                   U.S. GLOBAL
                                                  S&P 500         RESOURCES FUND
                                                  -------         --------------
12/29/95 .............................             10000.00           10000.00
 1/5/96 ..............................             10028.74           10183.95
 1/12/96 .............................              9770.75           10050.17
 1/19/96 .............................              9933.43           10033.45
 1/26/96 .............................             10092.38           10150.50
 1/31/96 .............................             10339.96           10367.89
 2/2/96 ..............................             10379.63           10568.56
 2/9/96 ..............................             10670.79           10535.12
 2/16/96 .............................             10534.39           10602.01
 2/23/96 .............................             10714.85           10618.73
 2/29/96 .............................             10436.15           10484.95
 3/1/96 ..............................             10500.36           10501.67
 3/8/96 ..............................             10323.22           10351.17
 3/15/96 .............................             10452.45           10618.73
 3/22/96 .............................             10602.20           10886.29
 3/29/96 .............................             10536.63           11070.23
 4/5/96 ..............................             10705.74           11170.57
 4/12/96 .............................             10393.15           11153.85
 4/19/96 .............................             10529.61           11337.79
 4/26/96 .............................             10666.56           11688.96
 4/30/96 .............................             10691.83           11722.41
 5/3/96 ..............................             10486.88           11588.63
 5/10/96 .............................             10657.84           11638.80
 5/17/96 .............................             10932.74           11789.30
 5/24/96 .............................             11089.65           11956.52
 5/31/96 .............................             10967.10           11906.35
 6/7/96 ..............................             11035.77           11571.91
 6/14/96 .............................             10913.50           11488.29
 6/21/96 .............................             10929.73           11488.29
 6/28/96 .............................             11008.91           11672.24
 7/5/96 ..............................             10792.39           11638.80
 7/12/96 .............................             10607.71           11688.96
 7/19/96 .............................             10485.25           11488.29
 7/26/96 .............................             10438.79           11187.29
 7/31/96 .............................             10522.81           11170.57
 8/2/96 ..............................             10893.44           11371.24
 8/9/96 ..............................             10887.02           11354.52
 8/16/96 .............................             10938.16           11488.29
 8/23/96 .............................             10968.09           11755.85
 8/30/96 .............................             10745.10           11571.91
 9/6/96 ..............................             10805.92           11655.52
 9/13/96 .............................             11215.62           11989.97
 9/20/96 .............................             11322.41           11839.47
 9/27/96 .............................             11308.73           11956.52
 9/30/96 .............................             11349.33           12040.13
10/4/96 ..............................             11582.98           12341.14
10/11/96 .............................             11569.77           12374.58
10/18/96 .............................             11737.54           12675.59
10/25/96 .............................             11574.06           12591.97
10/31/96 .............................             11662.22           12608.70
11/1/96 ..............................             11637.42           12608.70
11/8/96 ..............................             12084.72           12658.86
11/15/96 .............................             12197.16           12993.31

----------
The U.S. Global Resources Fund Outperformed the S&P 500

An investment of $10,000 made in the U.S. Global Resources Fund on January 1, 1996, would already be worth almost $13,000, beating the year-to-date total returns of the S&P 500 by over 36%. Average annual total returns for the U.S. Global Resources Fund were 36.70%, 8.00% and 5.74% for the 1-, 5- and 10-year periods ended 11/15/96.

Inspired to superior performance and specialists in global equity investing, U.S. Global Investors can give you international growth potential and diversification. Call 1-800-873-8637 today or return the tear-off card below to discover the benefits of investing with specialists in the global equity markets.

Sincerely yours,

/s/Frank Holmes

Frank Holmes
Chairman & CEO

P.S. You can also take advantage of the low minimum initial investments available through the ABC Investment Plan(R). Call 1-800-US-FUNDS or 1-800-873-8637 to discover how regular monthly investments can maximize the accumulation of your wealth.


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Address..............................  [ ] U.S. World Gold Fund
City, State, Zip.....................  [ ] China Region Opportunity Fund
Daytime Phone........................  [ ] Please enclose an IRA investment kit.
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                                       Past   performance  is  no  guarantee  of
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                                       principal may  fluctuate.  You may have a
                                       gain or loss  when you sell  shares.  The
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                                       considered  representative  of the  stock
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